John Hancock Funds II

601 Congress Street

Boston, MA 02210

July 29, 2010

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the forms of prospectuses dated July 28, 2010 for each class of shares of  Currency Strategies Fund, Technical Opportunities Fund II, John Hancock Mutual Shares Fund and International Growth Stock Fund, each a separate series of the Registrant, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus contained in Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on July 23, 2010 via EDGAR.

If you have any questions or comments, please call me at 617-663-2261.

/s/ Christopher Sechler

Christopher Sechler

Assistant Secretary